FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 151,438	$ 237,926	$ 238,578
Restricted cash	125,193	127,582
Value added taxes receivable	32,618	46,531
Other financial assets	34,528	26,486
Trade and other payables	(115,120)	(120,666)
Trade and other current receivables	8,598	$ 7,729
Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	29,956
Restricted cash	0
Value added taxes receivable	0
Other financial assets	3,365
Trade and other payables	(1,887)
Net assets (liabilities) exposure	31,434
Effect of +/- 10% change in currency	3,143
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	24,036
Restricted cash	79,126
Value added taxes receivable	41,152
Other financial assets	0
Trade and other payables	(55,629)
Net assets (liabilities) exposure	88,685
Effect of +/- 10% change in currency	8,869
Amounts in foreign currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	53,992
Restricted cash	79,126
Value added taxes receivable	41,152
Other financial assets	3,365
Trade and other payables	(57,516)
Net assets (liabilities) exposure	120,119
Effect of +/- 10% change in currency	$ 12,012